Notes Receivable (Details) - USD ($)				1 Months Ended								6 Months Ended	12 Months Ended
	Oct. 01, 2023	Jun. 07, 2021	Nov. 02, 2018	Dec. 29, 2021	Sep. 30, 2021	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Nov. 02, 2018	Oct. 31, 2018	Sep. 28, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2018
Notes Receivable (Details) [Line Items]
Principal balance						$ 174,376						$ 60,000	$ 60,000	$ 174,376
Maturity date				Dec. 26, 2026
Aggregate purchase price					$ 60,000
Interest receivable												3,590	1,210
Received payment													148,500	9,000
Net bad debt expense														165,376
Bad debt recovery cash payment, description		On June 7, 2021, the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows; (i) an initial payment of $46,000 upon execution of the settlement agreement and (ii) $10,000 per month for fifteen months.
Collected settlement agreement													148,500
Remains collectible settlement agreement												20,000	47,500
Promissory note interest					8.00%
Note receivable non-current amounted													60,000
Accrued interest receivable													1,210
Total receivable												$ 63,590	61,210
Promissory note agreement note deposit and credit towards acquisition			$ 50,000
Interest rate per annum percentage												10.00%
Increased interest rate per annum												18.00%
Received shares (in Shares)												10,420
Aggregate of notes receivable purchase price						30,000
Recovered aggregate bad debt													7,500
Recovered bad debt													141,000
Bad debt allowance													196,500
Remains collectible settlement agreement amount reserved												$ 35,500
Maturity date					Oct. 01, 2023
Six-monthly installments [Member]
Notes Receivable (Details) [Line Items]
Aggregate purchase price								$ 277,305
Purchase Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance			50,000			146,500			$ 50,000		$ 200,000		146,500	146,500
Allowance for doubtful account and bad debt						174,376							174,376	174,376
Aggregate purchase price								$ 277,305	277,305
Notes receivable purchase price						30,000								30,000
Interest receivable						$ 27,876							27,876	$ 27,876
Aggregate of notes receivable purchase price							$ 30,000
Notes Receivable [Member]
Notes Receivable (Details) [Line Items]
Maturity date											Sep. 27, 2020
Received payment													23,500
Forecast [Member]
Notes Receivable (Details) [Line Items]
Promissory note interest	8.00%
Promissory Note Receivable Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance			$ 50,000						$ 50,000		$ 200,000		$ 50,000			$ 100,000
Remaining balance of promissory note receivable										$ 100,000
Accrued interest rate											6.00%
Allowance for doubtful account and bad debt															$ 50,000
Principal balance										$ 100,000	$ 200,000					$ 100,000
Promissory Note Receivable Agreement [Member] | Minimum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate			10.00%						10.00%
Promissory Note Receivable Agreement [Member] | Maximum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate			18.00%						18.00%